Earnings Per Share - Summary of Earnings Per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Net income	R$ 23,903	R$ 23,263	R$ 25,740
Minimum non-cumulativedividend on preferred shares in accordance with our by laws	(69)	(70)	(71)
Subtotal	23,834	23,193	25,669
Total net income available to ordinary equity owners	23,903	23,263	25,740
Retained earnings to be distributed to common equity owners in an amount per share equal to the minimum dividend payable to preferred equity owners	(74)	(73)	(74)
Subtotal	R$ 23,760	R$ 23,120	R$ 25,595
Earnings per share - basic vv
Incremental shares from stock options granted under our share-based payment	41,743,794	45,019,711	41,853,226
Ordinary shares [member]
Earnings per share [line items]
Net income	R$ 12,304	R$ 11,953	R$ 13,110
Weighted average number of shares outstanding	3,347,889,957	3,351,741,143	3,351,741,143
Total net income available to ordinary equity owners	R$ 12,304	R$ 11,953	R$ 13,110
Dividend on preferred shares after dilution effects	(79)	(82)	(83)
Net income available to ordinary equity owners considering preferred shares after the dilution effect	12,225	11,871	13,027
Retained earnings to be distributed to common and preferred equity owners on a pro-rata basis
Retained earnings	R$ 12,230	R$ 11,880	R$ 13,036
Common shares	3,347,889,957	3,351,741,143	3,351,741,143
Earnings per share - basic vv
Basic earnings per share	R$ 3.68	R$ 3.57	R$ 3.91
Preferred shares	3,347,889,957	3,351,741,143	3,351,741,143
Common shares	R$ 3.65	R$ 3.54	R$ 3.89
Preference shares [member]
Earnings per share [line items]
Net income	R$ 11,599	R$ 11,310	R$ 12,630
Weighted average number of shares outstanding	3,156,020,074	3,171,215,661	3,228,881,081
Total net income available to ordinary equity owners	R$ 11,599	R$ 11,310	R$ 12,630
Dividend on preferred shares after dilution effects	79	82	83
Net income available to ordinary equity owners considering preferred shares after the dilution effect	11,678	11,392	12,713
Retained earnings to be distributed to common and preferred equity owners on a pro-rata basis
Retained earnings	R$ 11,530	R$ 11,240	R$ 12,559
Common shares	3,197,763,868	3,216,235,372	3,270,734,307
Earnings per share - basic vv
Basic earnings per share	R$ 3.68	R$ 3.57	R$ 3.91
Preferred shares	3,156,020,074	3,171,215,661	3,228,881,081
Common shares	R$ 3.65	R$ 3.54	R$ 3.89